Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 12 – Stockholders’ Equity

Common Stock

The Board of Directors of the Company approved, on April 13, 2020, a reverse stock split of all of the Company’s Common Stock, pursuant to which every 50 shares of Common Stock of the Company shall be reverse split, reconstituted and converted into one (1) share of Common Stock of the Company (the “Reverse Stock Split”). The Company submitted an Issuer Company Related Action Notification regarding the Reverse Stock Split to FINRA on April 14, 2020. To effectuate the Reverse Stock Split, the Company filed on April 21, 2020 a Certificate of Change Pursuant to Nevada Revised Statutes (“NRS”) Section 78.209 (the “Certificate of Change”) with the Secretary of State of the State of Nevada subject to FINRA approval. Since this reverse stock split has not yet been approved by the State of Nevada, the financial statements have not been retroactively restated to reflect this reverse stock split. On June 8, 2020 FINRA advised the Company that such request is deficient due to the fact that a holder of an outstanding convertible note of the Company had entered into two settlements with the Securities and Exchange Commission that related to securities laws violations but were in no way related to the Company. As a result, FINRA advised that it is necessary for the protection of investors, the public interest, and to maintain fair and orderly markets that documentation related to the Reverse Stock Split not be processed. The Company appealed the decision made by FINRA on June 15, 2020. On August 4, 2020, FINRA notified the Company that its appeal had been denied.

During the year ended December 31, 2020, the Company had the following transactions in its common stock:

●	issued an aggregate of 140,138,107 for the conversion of convertible notes of $1,306,489 and accrued interest of $4,590; and

●	issued 100,000,000 shares to GBT Tokenize for a joint venture agreement. The value of the common stock of $5,500,000 was determined based on the closing stock price of the Company’s common stock on the grant date.

During the year ended December 31, 2019, the Company had the following transactions in its common stock:

●	issued an aggregate of 9,500 shares to employees and board members as part of their compensation agreements with the Company. The value of the common stock of $235,900 was determined based on the closing stock price of the Company’s common stock on the grant date;

●	issued 74,762 shares to an investor for the conversion of $1,357,200 in convertible notes and $62,934 in accrued interest;

●	issued 59,820 shares to an investor for disputed penalties on a convertible debenture. The value of the common stock of $975,065 was determined based on the closing stock price of the Company’s common stock on the grant date;

●	issued 200,267 shares to Latinex in order to provide that Latinex may maintain its required regulatory capital as required by various regulators. The Company has recorded the value ($7,610,147) of these shares of common stock as a stock loan receivable which is presented as a contra-equity account in the accompanying consolidated balance sheets. The value of the common stock was determined based on the closing stock price of the Company’s common stock on the grant date;

●	issued 10,000,000 shares in connection with a joint venture with BitSpeed. The value of the common stock of $17,900,000 was based on the closing price of the Company’s common stock on the closing date;

●	issued 4,566,214 shares in connection with the cashless exercise of 6,120,000 warrants; and

●	canceled 200,000 shares that were returned in connection with the Company’s sale of its investment with Mobiquity. (See Note 4). The shares were valued based on the Company’s stock price on the date of the agreement.

Series B Preferred Shares

On November 1, 2011, the Company and certain creditors entered into a Settlement Agreement (the “Settlement Agreement”) whereby without admitting any wrongdoing on either part, the parties settled all previous agreements and resolved any existing disputes. Under the terms of the Settlement Agreement, the Company agreed to issue the creditors 45,000 shares of Series B Preferred Stock of the Company on a pro-rata basis. Following the issuance and delivery of the shares of Series B Preferred Stock to said creditors, as well as surrendering the undelivered shares, the Settlement Agreement resulted in the settlement of all debts, liabilities and obligations between the parties.

The Series B Preferred Stock has a stated value of $100 per share and is convertible into the Company’s common stock at a conversion price of $30.00 per share representing 30 posts split common shares. Furthermore, the Series B Preferred Stock votes on an as converted basis and carries standard anti-dilution rights. These rights were subsequently removed, except in cases of stock dividends or splits.

As of December 31, 2020, and 2019, there were 45,000 Series B Preferred Shares outstanding.

Series C Preferred Shares

On April 29, 2011, GV Global Communications, Inc. (“GV”) provided funding to the Company in the aggregate principal amount of $111,000 (the “Loan”). On September 25, 2012, the Company and GV entered into a Conversion Agreement pursuant to which the Company agreed to convert the Loan into 10,000 shares of Series C Preferred Stock of the Company, which was approved by the Board of Directors.

Each share of Series C Preferred Stock is convertible, at the option of GV, into such number of shares of common stock of the Company as determined by dividing the Stated Value (as defined below) by the Conversion Price (as defined below). The Conversion Price for each share is equal to a 50% discount to the average of the lowest three lowest closing bid prices of the Company’s common stock during the 10-day trading period prior to the conversion with a minimum conversion price of $0.02. The stated value is $11.00 per share (the “Stated Value”). The Series C Preferred Stock has no liquidation preference, does not pay dividends and the holder of Series C Preferred Stock shall be entitled to one vote for each share of common stock that the Series C Preferred Stock shall be convertible into. GV has contractually agreed to restrict its ability to convert the Series C Preferred Stock and receive shares of the Company’s common stock such that the number of shares of the Company’s common stock held by it and its affiliates after such conversion does not exceed 4.9% of the then issued and outstanding shares of the Company’s common stock.

During the year ended December 31, 2014, GV Global Communications, Inc. converted 7,770 of its Series C Preferred Stock into 120 post-splits. During the third quarter of 2014, the Company received 42 post-split common shares to adjust the shares issued to reflect the amount that both they and the Company believed that they were owed. At December 31, 2020 and 2019, GV owns 700 Series C Preferred Shares.

The issuance of the Series C Preferred Stock was made in reliance upon exemptions from registration pursuant to Section 4(a)(2) under the Securities Act of 1933 and Rule 506 promulgated under Regulation D thereunder. GV is an accredited investor as defined in Rule 501 of Regulation D promulgated under the Securities Act of 1933.

As of December 31, 2020, and 2019, there were 700 Series C Preferred Shares outstanding.

Series D Preferred Shares

As of December 31, 2020, and 2019, there are 0 and 0 shares of Series D Preferred Shares outstanding, respectively.

Series G Preferred Shares

As of December 31, 2020, and 2019, there are 0 and 0 shares of Series G Preferred Shares outstanding, respectively.

Series H Preferred Shares

On June 17, 2019, the Company, AltCorp Trading LLC, a Costa Rica company and a wholly-owned subsidiary of the Company (“AltCorp”), GBT Technologies, S.A., a Costa Rica company (“GBT-CR”) and Pablo Gonzalez, a shareholder’s representative of GBT-CR (“Gonzalez”), entered into and closed an Exchange Agreement (the “GBT Exchange Agreement”) pursuant to which the parties exchanged certain securities. In accordance with the Exchange Agreement, AltCorp acquired 625,000 shares of GBT-CR representing 25% of its issued and outstanding shares of common stock from Gonzalez in exchange for the issuance of 20,000 shares of Series H Convertible Preferred Stock of the Company and a Convertible Note in the principal amount of $10,000,000 issued by the Company (the “Gopher Convertible Note”) as well as additional consideration. The Gopher Convertible Note bears interest of 6% per annum and is payable at maturity on December 31, 2021. At the election of Gonzalez, the Gopher Convertible Note can be converted into a maximum of 20,000 shares of Series H Preferred Stock. Each share of Series H Preferred Stock is convertible, at the option of the holder but subject to the Company increasing its authorized shares of common stock, into such number of shares of common stock of the Company as determined by dividing the Stated Value ($500 per share) by the conversion price ($10.00 per share). The Series H Preferred Stock has no liquidation preference, does not pay dividends and the holder of Series H Preferred Stock shall be entitled to one vote for each share of common stock that the Series H Preferred Stock may be convertible into. On July 8, 2019, the Company entered a Consulting Agreement with Glen Eagles Glen Eagles Acquisition LP (“Glen”) as consultant to provide services in connection with the Company’s acquisition of 25% of GBT-CR. Consultant will provide analysis, interaction with related professional and other services as requested by the Company to integrate and expand capabilities between GBT-CR and the Company. (See Note 14 for further details.)

As of December 31, 2020, and 2019, there are 20,000 shares of Series H Preferred Shares outstanding.

Warrants

 The following is a summary of warrant activity.

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding, December 31, 2018	419,167	$61.00	3.48	$—
Granted	25,355,000	0.97
Forfeited	—
Exercised	(6,120,000)	0.50
Outstanding, December 31, 2019	19,654,167	$1.57	2.76	$1,111,600
Granted	—
Forfeited	(10,667)	256.25
Exercised	—
Outstanding, December 31, 2020	19,643,500	$1.50	1.76	$—
Exercisable, December 31, 2020	19,643,500	$1.50	1.76	$—

The exercise price for warrant outstanding and exercisable at December 31, 2020:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Warrants	Price	Warrants	Price
15,880,000	$0.50	15,880,000	$0.50
3,000,000	1.85	3,000,000	1.85
500,000	2.70	500,000	2.70
20,000	31.90	20,000	31.90
100,000	50.00	100,000	50.00
75,000	75.00	75,000	75.00
50,000	100.00	50,000	100.00
10,000	235.00	10,000	235.00
7,500	250.00	7,500	250.00
1,000	280.00	1,000	280.00
19,643,500		19,643,500

The fair value of the warrants listed above was determined using the Black-Scholes option pricing model with the following assumptions:

December 31,
2019
Risk-free interest rate	1.55%
Expected life of the options	3.1 to 3.6 years
Expected volatility	185%
Expected dividend yield	0%

As a result of the above-mentioned reverse stock split, the Company issued 25,245,000 warrants to purchase shares of the Company’s common stock with exercise prices ranging from $0.50 to $2.70 per share as a result of an anti-dilutive clause in certain of the Company’s outstanding warrants. The fair value of these warrants was $120,476,603 which is shown as a charge to earnings on the accompanying financial statements for the year ended December 31, 2019.